Property, Equipment and Software, Net	6 Months Ended
Jun. 30, 2024
Property, Equipment and Software, Net [Abstract]
Property, equipment and software, net
8.	Property, equipment and software, net

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Buildings	1,158	3,752
Leasehold improvements	46,310	46,310
Furniture and office equipment	2,547	3,010
Motor vehicles	1,357	1,975
Software	3,245	3,245
Total Property, equipment and software	54,617	58,292
Less: Accumulated depreciation and amortization	(52,798)	(54,069)
Total Property, equipment and software, net	1,819	4,223

Depreciation and amortization expenses were RMB463 and RMB244 for the six months ended June 30, 2023 and 2024, respectively.